Financial risk management and financial instruments - Changes and movement of financial instruments in Level 3 (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Financial risk management and financial instruments
Beginning balance		$ 256,379,000
Transfer to a related party		0
Ending balance	$ 298,048,000	298,048,000
Measured at FVTPL | Level 3
Financial risk management and financial instruments
Beginning balance		23,005,000	$ 264,000
Business combination - merger transaction			5,846,000
Additions during the year		100,000	1,000,000
Disposals during the period		(2,935,000)
Transfer to a related party		(4,246,000)
Fair value changes		(1,102,000)	(237,000)
Ending balance	14,822,000	14,822,000	6,873,000
Measured at FVTPL | Fund investments | Level 3
Financial risk management and financial instruments
Beginning balance		22,005,000	264,000
Business combination - merger transaction			5,846,000
Additions during the year		100,000
Disposals during the period		(2,935,000)
Transfer to a related party		(4,246,000)
Fair value changes		(1,102,000)	(237,000)
Ending balance	13,822,000	13,822,000	5,873,000
Cash consideration	$ 4,000,000
Percentage of interest transferred	100.00%
Measured at FVTPL | Unlisted equity investments | Level 3
Financial risk management and financial instruments
Beginning balance		1,000,000
Additions during the year			1,000,000
Ending balance	$ 1,000,000	$ 1,000,000	$ 1,000,000